OTHER CURRENT AND NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other current assets	R$ 856,063	R$ 927,062
Other non-current assets	5,232,370	5,310,491
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	632,950	491,882
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other current assets	152,967	32,211
Dividends Receivable [Member]
IfrsStatementLineItems [Line Items]
Other current assets	201,436	185,178
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	9,770	44,027
Other current assets	327,403	337,107
Prepaid Expenses With Freight [Member]
IfrsStatementLineItems [Line Items]
Other current assets		79,449
Actuarial Asset [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	47,708	39,530
Trading Security [Member]
IfrsStatementLineItems [Line Items]
Other current assets	2,947	7,198
Loans With Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other current assets	5,315	5,316
Other non-current assets	1,903,028	1,659,412
Other Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	1,792,579	1,792,579
Other current assets	1,831	8,309
Eletrobras Bonds And Compulsory Loans [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	51,012	62,913
Employees Debts [Member]
IfrsStatementLineItems [Line Items]
Other current assets	92,628	61,332
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	790,914	1,173,922
Other current assets		106,405
Other [Member]
IfrsStatementLineItems [Line Items]
Other non-current assets	4,409	46,226
Other current assets	R$ 71,536	R$ 104,557